MATTERS RELATED TO THE ARGENTINE SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
All Currencies [Abstract]
MATTERS RELATED TO THE ARGENTINE SUBSIDIARIES	MATTERS RELATED TO THE ARGENTINE SUBSIDIARIES
(i) Foreign exchange restrictions in Argentina

Ternium’s Argentine subsidiary, Ternium Argentina S.A., is currently operating in a complex and volatile economic environment.

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. Since the new administration took office in Argentina in December 2023 certain restrictions have been gradually eased. On April 14, 2025, the Argentine government introduced flexibility to foreign exchange restrictions on certain transactions by individuals and companies. At the date of these Consolidated Financial Statements, foreign exchange restrictions remain and the scope and timing of additional flexibility or other upcoming changes, if any, remain unknown. The main currently applicable measures are described below:

• Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market (“MULC”) and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within 20 business days of collection. Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within 20 business days of collection.

• Access to the MULC to pay for imports of services is permitted as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or is deferred for 90 calendar days as from the date of supply or accrual of the service (if rendered by a related party).

• Access to the MULC to pay for imports of goods is permitted as from the date of customs clearance.

• Access to the MULC to pay imports of capital assets is permitted according to the following schedule: up to 30% in advance; up to 50% against shipment; and the balance against customs clearance.

• Access to the MULC to pay dividends will be permitted for distributable earnings corresponding to full fiscal years commencing after January 1, 2025. Access to the MULC to pay dividends for accumulated earnings relating to prior years remains subject to the approval of the Argentine Central Bank.

Ternium Argentina carries out all of its import and export transactions through the MULC. Therefore, assets and liabilities in foreign currency as of December 31, 2025, have been valued considering the official exchange rates at the end of the period.

Under Ternium Argentina’s annual accounts as of December 31, 2025, and for the year then ended, revenues amounted to $2,018 million (2024: $2,212 million), net profit from continuing operations to $85 million (2024: $149 million), total assets to $5,181 million (2024: $5,726 million), total liabilities to $499 million (2024: $790 million) and shareholders’ equity to $4,682 million (2024: $4,936 million).
30.    MATTERS RELATED TO THE ARGENTINE SUBSIDIARIES (continued)

Ternium Argentina’s cash and cash equivalents and other investments amounted to $803 million as of December 31, 2025, broken down as follows:
- $700 million in U.S. dollars-denominated instruments in sovereign bonds issued by the Argentine Government and payable in U.S. dollars, and Argentine Treasury bonds related to the official exchange rate. The U.S. dollar value of these instruments recorded in Ternium’s consolidated financial statements is based on their Argentine peso local market price, converted to the U.S. dollar at the ARS/$ official exchange rate. Therefore, the valuation of such investments is subject to the volatility of the Argentine financial market and currency exchange rates, leading to a potential significant reduction of such value in the consolidated financial statements.
- $93 million in Argentine pesos-denominated instruments.
- $10 million in negotiable obligations and promissory notes issued by Argentine export driven companies in U.S. dollars and mainly payable in Argentine pesos.

Ternium Argentina’s financial position in ARS as of December 31, 2025, amounted to $177 million in monetary assets and $126 million in monetary liabilities. All of Ternium Argentina’s ARS-denominated assets and liabilities are valued at the prevailing official exchange rate. In the event of a devaluation, Ternium Argentina may be adversely affected, and will also suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a new devaluation of the Argentine peso against the U.S. dollar.

On December 12, 2025, Ternium Argentina’s board of directors approved the payment of a dividend in kind in US dollar-denominated Argentine bonds for a total amount of up to $300 million. On December 22, 2025, Ternium received its share of the dividend in kind. Considering the impact of foreign exchange restrictions in Argentina and based on the value of the bonds in the international market, Ternium recorded in its equity a reserve as of the collection date.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.

(ii) Acquisition of Tubos Argentinos S.A.

On January 14, 2026, Ternium Argentina S.A. acquired for $24.4 million: (i) 44,148,349 ordinary shares with a face value of ARS 1 each and one vote per share, issued by Tubos Argentinos S.A. (“TASA”), representing 100% of TASA’s voting share capital, and (ii) all outstanding credits owed by TASA to its selling shareholders, amounting to $8.2 million.

TASA is a service center specialized in manufacturing structural and conduit tubes, steel profiles, API‑standard tubes, and highway guardrails and solar‑panel profiles. It operates industrial plants in El Talar (Buenos Aires Province) and Justo Daract (San Luis Province), with annual sales of approximately 42,000 tons.